Merger Agreement and Concurrent Financing (Tables)	12 Months Ended
Dec. 31, 2024
Merger Agreement and Concurrent Financing [Abstract)
Summary of Acquired Assets and Liabilities
As part of the recapitalization, excluding the Concurrent Financing, the Company acquired the assets and liabilities listed below (in thousands):

Amount
Cash and cash equivalents	$57,736
Short-term investments	15,979
Other current assets	690
Other assets	553
Accrued expenses	(9,072)
Long-term operating lease liability	(387)

Net assets acquired	$65,499